Leases - Amounts recognised in income statement and cash flows statement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Interest expense (included in net finance cost)	R 1,758	R 1,669	R 1,557
Expense relating to short-term leases	561	634	626
Expense relating to leases of low-value assets that are not shown above as short-term leases	84	73	82
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)	57	55	56
Total cash outflow on leases	R 4,693	R 4,978	R 4,499